Empower Lifetime 2050 Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	80 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	12.21%	11.85%	11.72%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		19.56%	10.13%		10.76%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		17.71%	8.41%		10.08%
Performance Inception Date	Apr. 28, 2016
Investor
Prospectus [Line Items]
Average Annual Return, Percent		17.26%	8.03%		9.68%
Performance Inception Date	Apr. 28, 2016
Service
Prospectus [Line Items]
Average Annual Return, Percent		17.22%	7.92%		9.59%
Performance Inception Date	Apr. 28, 2016